Note 20 - Related Party Transactions (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operating Lease, Expense	$ 32,161	$ 26,784
Due from Related Parties, Total	2,564	2,064
Minority Shareholders of Subsidiaries [Member]
Operating Lease, Expense	$ 1,330	$ 1,156
Lessee, Operating Lease, Term of Contract	10 years
Minority Shareholders of Subsidiaries [Member] | Minimum [Member]
Debt Instrument, Term	5 years
Minority Shareholders of Subsidiaries [Member] | Maximum [Member]
Debt Instrument, Term	10 years